Capital Management	12 Months Ended
Mar. 31, 2026
Disclosure of objectives, policies and processes for managing capital [Abstract]
Capital Management [Text Block]

20. Capital Management

The Company's capital management objective is to obtain sufficient capital to develop new business opportunities for the benefit of its shareholders. To meet these objectives, management monitors the Company's ongoing capital requirements on specific business opportunities on a case-by-case basis. The capital structure of the Company consists of cash, a line of credit, a revolving term loan facility, a term loan facility, loans from related parties, convertible debentures, preferred equity and equity attributable to common shareholders, consisting of issued share capital and deficit. The Company may issue additional debt or equity over time in order to fund new business opportunities for the benefit of shareholders.

As at March 31, 2026, the Company had a cash balance of $328,086, working capital, defined as current assets minus current liabilities, of $8,400,528, accumulated deficit of ($102,296,273), and shareholders' equity of $1,665,431.